Parent Company Statements (Condensed Statement of Cash Flows) (Detail) - USD ($)		3 Months Ended						6 Months Ended		12 Months Ended
	Dec. 15, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income		$ 2,345,000	$ 2,022,000	$ 1,627,000	$ 1,894,000	$ 2,044,000	$ 963,000	$ 4,339,000	$ 3,827,000	$ 7,804,000	$ 6,528,000	$ 5,701,000
Decrease (increase) in other assets								(193,000)	161,000	(99,000)	333,000	(547,000)
Increase (decrease) in other liabilities								381,000	1,847,000	427,000	(771,000)	9,000
Net cash provided by operating activities								4,513,000	18,786,000	22,271,000	13,174,000	8,670,000
Net cash used in investing activities								(93,712,000)	(64,393,000)	(86,799,000)	(38,903,000)	(41,892,000)
Dividends paid								(1,101,000)	(1,437,000)	(2,875,000)	(1,785,000)	(1,575,000)
Employee Stock Purchase Plan								52,000	35,000	82,000	66,000	53,000
Deferred financing fees paid for subordinated debt issuance											(85,000)
Subordinated debt issuance											7,500,000
Net Cash Provided By Financing Activities								72,405,000	73,283,000	97,217,000	29,131,000	34,481,000
Net increase in cash and cash equivalents								(16,794,000)	27,676,000	32,689,000	3,402,000	1,259,000
Cash and cash equivalents, beginning of period							9,882,000	45,973,000	13,284,000	13,284,000	9,882,000	8,623,000
Cash and cash equivalents, end of period		$ 29,179,000	$ 40,960,000	13,284,000				29,179,000	40,960,000	45,973,000	13,284,000	9,882,000
Series B Preferred Stock [Member]
Preferred stock redemption											(5,000,000)
Series C Preferred Stock [Member]
Preferred stock redemption	$ (1,754,000)										(1,750,000)
Parent Company [Member]
Net income										7,804,000	6,528,000	5,701,000
Equity in undistributed earnings (loss) of subsidiaries										(5,311,000)	(1,346,000)	(4,012,000)
Decrease (increase) in other assets										59,000	(14,000)	8,000
Increase (decrease) in other liabilities										457,000	(665,000)	292,000
Net cash provided by operating activities										3,009,000	4,503,000	1,989,000
Net cash paid for acquisition											(2,949,000)
Net cash used in investing activities											(2,949,000)
Dividends paid										(2,875,000)	(2,175,000)	(1,925,000)
Employee Stock Purchase Plan										82,000	66,000	53,000
Deferred financing fees paid for subordinated debt issuance											(85,000)
Subordinated debt issuance											7,500,000
Net Cash Provided By Financing Activities										(2,793,000)	(1,544,000)	(1,872,000)
Net increase in cash and cash equivalents										216,000	10,000	117,000
Cash and cash equivalents, beginning of period							$ 554,000	$ 780,000	$ 564,000	564,000	554,000	437,000
Cash and cash equivalents, end of period				$ 564,000						$ 780,000	564,000	$ 554,000
Parent Company [Member] | Series B Preferred Stock [Member]
Preferred stock redemption premium											(100,000)
Preferred stock redemption											(5,000,000)
Parent Company [Member] | Series C Preferred Stock [Member]
Preferred stock redemption											$ (1,750,000)